SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 5 - SEGMENT INFORMATION:

a.	Segment information:

The Chief Executive Officer ("CEO") is the Company's chief operating decision-maker ("CODM"). At December 31, 2014, management has determined that there are two operating segments, based on the Company's organizational structure, its business activities and information reviewed by the CODM for the purposes of allocating resources and assessing performance.

Nutrition.  This segment develops and manufactures lipid compositions and bioactive ingredients as ingredients for infant formula and dietary supplements, which are tailored to the special needs of the nutrition industry. These ingredients include InFat, a proprietary, clinically-proven infant formula fat ingredient that mimics human breast milk fat to facilitate healthy infant development and premium phospholipids-based bioactive ingredients for nutritional supplements. The best-selling product is krill oil, which provides the anti-aging benefits of Omega-3 fatty acids. Other products are targeted at improving brain health and providing benefits in memory, learning abilities and concentration.

The Nutrition Segment includes the results of Advanced Lipids and other activities performed at the Company level. For accounting purposes, the results of Advanced Lipids are recorded using the equity method of accounting. For management purposes, the results of Advanced Lipids are analyzed based on proportionate consolidation, which represents the Company's share (50%) of the gross results of Advanced Lipids.

VAYA Pharma.  This segment develops, manufactures and sells branded lipid-based medical foods for the dietary management of medical disorders and common diseases. This is a research-based, specialty pharmaceutical segment, which currently offers medical foods products for the cardiovascular and neurological markets.
The CODM assesses the performance based on a measure of "Adjusted EBITDA" (earnings before financial expenses, tax, depreciation and amortization and excluding share-based compensation expenses and other unusual income or expenses).

The measure of assets has not been disclosed for each segment as it is not regularly provided to the CODM.

Segment data for the year ended December 31, 2014 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination***	Consolidated

	U.S.dollars in thousands
Net revenues from external customers	$55,815	$5,641	$61,456	$(14,353)	$47,103
Cost of revenues*	30,605	1,435	32,040	(13,775)	18,265
Gross profit*	25,210	4,206	29,416	(578)	28,838
Operating expenses**	13,347	6,957	20,304	(3)	20,301
Depreciation and amortization	2,112	196
Adjusted EBITDA	$13,975	$(2,555)
Share-based compensation expense					852
Secondary offering expenses					393
Operating Income					$7,292
Financial income - net					499
Income before taxes on income					$7,791

*	Including depreciation and amortization but excluding share based compensation expense.
**	Including depreciation and amortization, but excluding share-based payment and Secondary offering expenses.
***	Representing the change from proportionate consolidation to the equity method of accounting.

Segment data for the year ended December 31, 2013 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination**	Consolidated

	U.S. dollars in thousands
Net revenues from external customers	$76,167	$4,444	$80,611	$(15,636)	$64,975
Cost of revenues*	45,804	1,255	47,059	(14,981)	32,078
Gross profit*	30,363	3,189	33,552	(655)	32,897
Operating expenses*	13,009	6,020	19,029		19,029
Depreciation and amortization	1,415	136
Adjusted EBITDA	$18,769	$(2,695)
IPO related bonus					1,000
Share-based compensation expense					1,109
Operating Income					$11,759
Financial expenses - net					(531)
Income before taxes on income					$11,228

*	Including depreciation and amortization but excluding share based compensation expense and IPO related bonus.
**	Representing the change from proportionate consolidation to the equity method of accounting.

Segment data for the year ended December 31, 2012 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination**	Consolidated

	U.S. dollars in thousands
Net revenues from external customers	$44,380	$1,832	$46,212	$(8,345)	$37,867
Cost of revenues*	27,297	588	27,885	(8,087)	19,798
Gross profit*	17,083	1,244	18,327	(258)	18,069
Operating expenses*	7,850	4,637	12,487		12,487
Depreciation and amortization	1,304	118
Adjusted EBITDA	$10,537	$(3,275)
Share-based compensation expense					267
Operating income					$5,315
Financial expenses - net					(539)
Income before taxes on income					$4,776

*	Including depreciation and amortization but excluding share-based compensation expense.
**	Representing the change from proportionate consolidation to the equity method of accounting.

b.	Entity wide information:

1)	Net revenues by geographic location were as follows:

	Year ended December 31
	2014	2013	2012

	U.S. dollars in thousands
North America	$25,810	$35,458	$17,487
Europe	10,395	10,382	6,828
Australia	2,388	10,811	11,763
Asia	7,019	7,735	1,497
Israel	1,491	589	292
Total revenues	$47,103	$64,975	$37,867

2)	Substantially all of the Company's long lived assets are located in Israel.

3)	Revenues from sales of three products out of the Nutrition Segment, which exceed 10% of total revenues, are as follows:

	Year ended December 31
	2014	2013	2012

	U.S. dollars in thousands
Krill oil	$19,131	$34,926	$18,841
InFat	$13,280	$16,666	$8,183
Sharp PS	$5,505	$5,248	$4,978

4)	Net revenues from single customers out of the Nutrition Segment that exceed 10% of total net revenues in the relevant year:

	Year ended December 31
	2014	2013	2012

	U.S. dollars in thousands
Customer A	$1,958	$7,692	$9,426
Customer B	$1,471	$9,833	$595